Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 46,895,540
Interest and dividends	1,019,046
Total investment income	47,914,586
Interest income on notes receivable from participants	423,114
Contributions:
Employer	5,965,342
Participant	13,360,691
Rollover	1,553,766
Total contributions	20,879,799
Deductions:
Benefits paid to participants	30,343,983
Plan administrative expenses	314,289
Total deductions	30,658,272
Net increase in net assets available for benefits	38,559,227
Net assets available for benefits, beginning of year	325,611,662
Net assets available for benefits, end of year	$ 364,170,889